Finance Income And Costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (decrease) through foreign exchange and other movements, financial assets [abstract]
Net foreign exchange loss	$ 259	$ 85	$ 109
Net foreign exchange gain	$ 2,917	$ 2,722	$ 683